Supplemental Information (Tables)	9 Months Ended
Sep. 30, 2015
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Supplemental Information of Income Statement

	Statement of Operations
	Industrial Activities		Financial Services
	Three Months Ended September 30,		Three Months Ended September 30,
	2015	2014	2015	2014
	(in millions, except share data)
Revenues
Net sales	$5,549	$7,403	$—	$—
Finance and interest income	32	65	390	455
Total Revenues	$5,581	$7,468	$390	$455
Costs and Expenses
Cost of goods sold	$4,599	$5,998	$—	$—
Selling, general and administrative expenses	498	629	67	107
Research and development expenses	207	254	—	—
Restructuring expenses	18	56	—	—
Interest expense	152	211	141	180
Interest compensation to Financial Services	83	85	—	—
Other, net	234	92	55	52
Total Costs and Expenses	5,791	7,325	263	339
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(210)	143	127	116
Income taxes	18	61	38	46
Equity income of unconsolidated subsidiaries and affiliates	6	4	5	6
Results from intersegment investments	94	76	—	(1)
Net income (loss)	$(128)	$162	$94	$75

	Statement of Operations
	Industrial Activities		Financial Services
	Nine Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
	(in millions, except share data)
Revenues
Net sales	$17,808	$23,180	$—	$—
Finance and interest income	162	191	1,226	1,363
Total Revenues	$17,970	$23,371	$1,226	$1,363
Costs and Expenses
Cost of goods sold	$14,771	$18,799	$—	$—
Selling, general and administrative expenses	1,546	1,960	212	280
Research and development expenses	622	809	—	—
Restructuring expenses	51	98	1	—
Interest expense	501	630	448	530
Interest compensation to Financial Services	229	265	—	—
Other, net	398	239	174	161
Total Costs and Expenses	18,118	22,800	835	971
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(148)	571	391	392
Income taxes	130	267	129	141
Equity income of unconsolidated subsidiaries and affiliates	18	52	15	14
Results from intersegment investments	277	265	—	1
Net income	$17	$621	$277	$266

Supplemental Information of Balance Sheet

	Balance Sheets
	Industrial Activities		Financial Services
	September 30, 2015	December 31, 2014	September 30, 2015	December 31, 2014
	(in millions, except share data)
ASSETS
Cash and cash equivalents	$2,793	$4,122	$924	$1,041
Restricted cash	16	1	766	977
Trade receivables	793	1,025	53	92
Financing receivables	2,216	4,767	19,495	22,717
Inventories, net	6,669	6,845	197	163
Property, plant and equipment, net	6,445	6,862	2	3
Investments in unconsolidated subsidiaries and affiliates	2,893	3,063	134	136
Equipment under operating leases	11	20	1,733	1,498
Goodwill	2,300	2,324	152	160
Other intangible assets, net	780	828	17	22
Deferred tax assets	1,648	1,508	163	239
Derivative assets	328	198	8	9
Other assets	1,499	1,502	452	781
TOTAL ASSETS	$28,391	$33,065	$24,096	$27,838
LIABILITIES AND EQUITY
Debt	$8,414	$11,520	$20,553	$24,086
Trade payables	5,284	5,850	149	197
Deferred tax liabilities	534	202	240	250
Pension, postretirement and other postemployment benefits	2,440	2,594	30	20
Derivative liability	81	221	8	16
Other liabilities	7,168	7,701	631	675
TOTAL LIABILITIES	$23,921	$28,088	$21,611	$25,244
Equity	4,451	4,961	2,485	2,594
Redeemable noncontrolling interest	19	16	—	—
TOTAL EQUITY AND LIABILITIES	$28,391	$33,065	$24,096	$27,838

Supplemental Information of Cash Flow

	Cash Flow Statements
	Industrial Activities		Financial Services
	Nine Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
	(in millions)
Operating activities:
Net income	$17	$621	$277	$266
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	512	552	4	4
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	173	196	152	107
Loss from disposal of assets	6	—	—	4
Undistributed income of unconsolidated subsidiaries	(103)	(153)	(12)	(15)
Other non-cash items	196	56	87	121
Changes in operating assets and liabilities:
Provisions	(93)	203	11	7
Deferred income taxes	13	(124)	24	8
Trade and financing receivables related to sales, net	101	110	529	(1,138)
Inventories, net	(618)	(1,599)	(39)	28
Trade payables	(139)	(751)	(45)	(123)
Other assets and liabilities	(202)	(76)	315	331
Net cash provided by (used in) operating activities	(137)	(965)	1,303	(400)
Investing activities:
Additions to retail receivables	—	—	(3,171)	(4,680)
Collections of retail receivables	—	—	3,561	4,581
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	3	16	—	—
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	218	213	293	178
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments	(375)	(588)	—	(13)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(597)	(589)	(718)	(651)
Other	1,774	325	(1,488)	113
Net cash provided by (used in) investing activities	1,023	(623)	(1,523)	(472)
Financing activities:
Proceeds from long-term debt	452	3,235	4,916	10,244
Payments of long-term debt	(2,076)	(1,055)	(4,813)	(9,717)
Net increase (decrease) in other financial liabilities	157	(238)	250	(202)
Dividends paid	(294)	(381)	(135)	(103)
Other	17	15	42	13
Net cash provided by (used in) financing activities	(1,744)	1,576	260	235
Effect of foreign exchange rate changes on cash and cash equivalents	(471)	(248)	(157)	(55)
Decrease in cash and cash equivalents	(1,329)	(260)	(117)	(692)
Cash and cash equivalents, beginning of year	4,122	4,010	1,041	1,557
Cash and cash equivalents, end of period	$2,793	$3,750	$924	$865